CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Tangible fixed assets
Land and buildings	$ 3.7	$ 4.8	$ 5.5
Vessels and capitalized dry-docking	1,836.8	1,937.8	1,878.3
Prepayments on vessels	4.3	12.0	33.2
Other plant and operating equipment	5.6	6.3	7.2
Total tangible fixed assets	1,850.4	1,960.9	1,924.2
Financial assets
Investments in joint ventures	1.3	1.5	1.6
Loan receivables	4.6	4.6	4.6
Deferred tax asset	0.6	0.7	0.7
Other investments	0.4
Total financial assets	6.9	6.8	6.9
Total non-current assets	1,857.3	1,967.7	1,931.1
CURRENT ASSETS
Bunkers	78.3	48.8	39.4
Freight receivables	171.9	84.0	61.5
Other receivables	77.3	40.0	40.8
Prepayments	9.4	5.6	3.2
Cash and cash equivalents, including restricted cash	157.7	171.7	111.3
Current assets, excluding assets held-for-sale	494.6	350.1	256.2
Assets held-for-sale	69.2	13.2
Total current assets	563.8	363.3	256.2
TOTAL ASSETS	2,421.1	2,331.0	2,187.3
EQUITY
Common shares	0.8	0.8	0.8
Share premium	165.2	159.8	143.6
Treasury shares	(4.2)	(4.2)	(4.2)
Hedging reserves	35.7	(3.6)	(13.8)
Translation reserves	(0.1)	0.2	0.2
Retained profit	1,017.3	899.2	921.0
Total equity	1,214.7	1,052.2	1,047.6
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45.2	45.2	45.2
Borrowings	910.7	926.4	823.7
Total non-current liabilities	955.9	971.6	868.9
CURRENT LIABILITIES
Borrowings	133.6	209.0	170.1
Trade payables	50.1	35.3	29.9
Current tax liabilities	1.1	0.9	1.3
Other liabilities	53.7	43.7	51.2
Provisions	12.0	18.3	18.3
Total current liabilities	250.5	307.2	270.8
Total liabilities	1,206.4	1,278.8	1,139.7
TOTAL EQUITY AND LIABILITIES	$ 2,421.1	$ 2,331.0	$ 2,187.3